Corporate Information - Additional Information (Detail) ₱ / shares in Units, shares in Thousands, ₱ in Millions								12 Months Ended
	Jul. 31, 2020	Oct. 09, 2019	Dec. 06, 2018	Nov. 28, 2018	Nov. 30, 2011 shares	Mar. 14, 2006	Mar. 24, 2000	Dec. 31, 2021 PHP (₱) ₱ / shares shares	Dec. 31, 2020 PHP (₱) shares	Oct. 16, 2012 PHP (₱) ₱ / shares shares	Jun. 05, 2012 ₱ / shares	Oct. 26, 2011 shares	Feb. 28, 2007
Disclosure Of Corporate Information [Line Items]
Corporate term, description								While PLDT’s amended Articles of Incorporation states that its corporate term is limited to 50 years from the date of incorporation on November 28, 1928, and another term of 50 years from November 28, 1978, PLDT has not elected to retain such specific corporate term
Percentage of Ownership	1.40%	1.30%	1.70%	48.74%				38.45%	43.97%
Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Number of shares issued								150,000	150,000
Par value | ₱ / shares											₱ 1.00
Subscription amount | ₱								₱ 150	₱ 150
Amount of shares outstanding								150,000	150,000
American Depositary Shares [Member]
Disclosure Of Corporate Information [Line Items]
Par value | ₱ / shares								₱ 5.00
Amount of shares outstanding								17,400
Digital Telecommunications Phils., Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Common shares issued												27,700
Smart Communications, Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of Ownership							100.00%
NTT Communications Corporation [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of economic and voting interest held by strategic partner							15.00%
NTT DOCOMO, Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of economic and voting interest held by strategic partner						7.00%
Shares sold					4,560
NTT Communications and NTT Docomo [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of economic and voting interest held by strategic partner								20.00%
Philippine Telecommunications Investment Corporation [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders acquired													6.00%
Philippine Telecommunications Investment Corporation [Member] | Metro Pacific Asset Holdings, Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders													46.00%
First Pacific Group and Philippine Affiliates [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders								26.00%					28.00%
First Pacific Group and Philippine Affiliates [Member] | Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders								15.00%
Percentage of economic and voting interest held by strategic partner								15.00%
First Pacific Group [Member]
Disclosure Of Corporate Information [Line Items]
Beneficial ownership decrease percentage								2.00%
First Pacific Group [Member] | Digital Telecommunications Phils., Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Shares sold					5,810
JG Summit Group [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders								11.00%
JG Summit Group [Member] | Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders								7.00%
Percentage of economic and voting interest held by strategic partner								7.00%
Beneficial Trust Fund Holdings Inc. [Member] | Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Number of shares issued										150,000
Par value | ₱ / shares										₱ 1.00
Subscription amount | ₱										₱ 150
NTT Group [Member] | Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of economic and voting interest held by strategic partner								12.00%